Schedule of accounts payables and accrued liabilities (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 4	$ 79
Other payables	239	21
Accrued expenses	137	168
Deposits received	98	99
Deferred revenue	360	352
Accounts payables and accrued liabilities	$ 838	$ 719